Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Document Type	6-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,256,724,482
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1